LAND USE RIGHT, NET - Schedule of Land Use Right, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Land Use Right [Abstract]
Cost	$ 179,091	$ 178,258
Less: accumulated amortization	(62,982)	(59,370)
Land use right, net	$ 116,109	$ 118,888